Equity settled share-based payments - Movements in the number of RSUs granted (Details)	6 Months Ended	12 Months Ended			42 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) shares $ / shares	Dec. 31, 2025 USD ($) shares $ / shares
Equity settled share-based payments
Number of shares, outstanding at the beginning | shares				2,540,420	2,540,420
Number of shares, forfeited during the year | shares					(43,752)
Weighted-average exercise price, outstanding at the beginning (in dollars per share) | $ / shares				$ 0.036	$ 0.036
Weighted-average exercise price, forfeited during the year (in dollars per share) | $ / shares					$ 0.036
Restricted share units
Equity settled share-based payments
Number of shares, outstanding at the beginning | shares	6,165,460	24,718,284	5,958,256
Restricted stock granted | shares	125,672	3,693,408	21,597,470
Number of restricted shares became vested | shares	(209,116)	(1,902,320)	(1,279,920)
Number of shares, forfeited during the year | shares	(123,760)	(2,072,480)	(1,557,522)
Number of shares, outstanding at the end | shares	5,958,256	24,436,892	24,718,284	6,165,460	24,436,892
Weighted-average exercise price, outstanding at the beginning (in dollars per share) | $ / shares	$ 0.036	$ 0.008	$ 0.036
Restricted stock, exercise price | $ / shares	0.03	0.002	0.001
Vested | $ / shares	0.024	0.008	0.035
Weighted-average exercise price, forfeited during the year (in dollars per share) | $ / shares	0.036	0.002	0.005
Weighted-average exercise price, outstanding at the end (in dollars per share) | $ / shares	$ 0.036	$ 0.007	$ 0.008	$ 0.036	$ 0.007
Outstanding as of beginning | $	$ 4.22	$ 5.27	$ 4.32
Granted | $	5.37	4.39	5.47
Vested | $	3.55	5.53	4.29
Forfeited | $	3.16	4.4	5.25
Outstanding as of ending | $	$ 4.32	$ 4.39	$ 5.27	$ 4.22	$ 4.39